Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 6,631,309	$ 4,991,624
Cost of revenues	4,898,148	3,223,035
Gross profit	1,733,161	1,768,589
Operating expenses:
Selling and marketing	653,061	224,677
General and administrative	1,774,828	1,617,970
Stock-based compensation	0	25,000
Total operating expenses	2,427,889	1,867,647
Operating Income	(694,728)	(99,058)
Other income (expenses):
Other income	137,849	240,602
Other expense	(177,774)	(274,585)
Share of loss of investment in joint venture	(175)	(2,030)
Interest on lease liability	0	(19,568)
Total other income (expenses), net	(40,100)	(55,581)
Income before income taxes	(734,828)	(154,639)
Income tax expense	3,637	18,669
Net loss	$ (738,465)	$ (173,308)
Weighted average number of shares, basic and diluted	3,378,760	3,375,918
Loss per share, basic and diluted	$ (0.16)	$ (0.05)
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 135,130	$ (96,591)
Comprehensive loss	$ (603,335)	$ (76,717)